Income Taxes (Details) - Schedule of income tax provision consists - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current
Deferred	(1,909,246)	(2,723,112)
State and local
Current
Deferred	(641,044)	(905,577)
Change in valuation allowance	2,550,290	3,628,689
Income tax provision (benefit)